Leases (Tables)	6 Months Ended
Jun. 30, 2020
Leases [Abstract]
Schedule of operating lease
	June 30,
	2020	2019
	unaudited

The components of lease expense were as follows:
Operating leases expenses	$93	$98
Supplemental consolidated cash flow information related to operating leases follows:
Cash used in operating activities	$88	$93
Non-cash activity: Right of use assets obtained in exchange for new operating lease liabilities	$-	$-

Schedule of operating lease related activities
	June 30,	December 31,
	2020	2019
	unaudited
Other assets - Right-of-Use assets	$500	$501
Accumulated amortization	158	91
Operating lease Right-of-Use assets, net	$342	$410
Lease liabilities – current - Accounts payable and accrued liabilities	$123	$123
Lease liabilities – noncurrent	236	298
Total operating lease liabilities	$359	$421
Weighted average remaining lease term in years	2.83	3.33
Weighted average annual discount rate	10.7%	10.7%

Maturities of operating lease liabilities as of June 30, 2020, were as follows:
2020 (after June 30)	83
2021	154
2022	135
2023	73
Total undiscounted lease liability	445
Less: Imputed interest	(86)
Present value of lease liabilities	$359